UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Saracen Energy Advisors, LP
Address: Five Greeway Plaza
         Suite 1310
         Houston, TX  77046

13F File Number:  28-12925

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael R. Kutsch
Title:     Manager of Saracen LLC, the General Partner
Phone:     713.366.7014

Signature, Place, and Date of Signing:

     Michael R. Kutsch     Houston, Texas     August 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $56,735 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANADARKO PETE CORP             COM              032511107     2156    47500 SH       SOLE                    47500
BAKER HUGHES INC               COM              057224107     1002    27500 SH       SOLE                    27500
BERRY PETE CO                  CL A             085789105     1206    64898 SH       SOLE                    64898
BRIGHAM EXPLORATION CO         COM              109178103      369   105530 SH       SOLE                   105530
CABOT OIL & GAS CORP           COM              127097103     1780    58100 SH       SOLE                    58100
CARBO CERAMICS INC             COM              140781105     1719    50270 SH       SOLE                    50270
COMPLETE PRODUCTION SERVICES   COM              20453E109      775   121832 SH       SOLE                   121832
CORE LABORATORIES N V          COM              N22717107      784     9000 SH       SOLE                     9000
DEVON ENERGY CORP NEW          COM              25179M103     3332    61139 SH       SOLE                    61139
ENCORE ACQUISITION CO          COM              29255W100      946    30673 SH       SOLE                    30673
EXCO RESOURCES INC             COM              269279402     1550   120000 SH       SOLE                   120000
FOREST OIL CORP                COM PAR $0.01    346091705     3476   232954 SH       SOLE                   232954
GOODRICH PETE CORP             COM NEW          382410405      343    13956 SH       SOLE                    13956
HALLIBURTON CO                 COM              406216101     1233    59546 SH       SOLE                    59546
KEY ENERGY SVCS INC            COM              492914106     1732   300629 SH       SOLE                   300629
NATIONAL FUEL GAS CO N J       COM              636180101      313     8674 SH       SOLE                     8674
NATIONAL OILWELL VARCO INC     COM              637071101      366    11200 SH       SOLE                    11200
NEWFIELD EXPL CO               COM              651290108     1498    45849 SH       SOLE                    45849
NOBLE CORPORATION BAAR         NAMEN -AKT       H5833N103     1059    35000 SH       SOLE                    35000
NOBLE ENERGY INC               COM              655044105     4865    82500 SH       SOLE                    82500
NORTHERN OIL & GAS INC NEV     COM              665531109     4384   688267 SH       SOLE                   688267
OCEANEERING INTL INC           COM              675232102      723    16000 SH       SOLE                    16000
OIL STS INTL INC               COM              678026105      867    35820 SH       SOLE                    35820
PETROHAWK ENERGY CORP          COM              716495106     3036   136131 SH       SOLE                   136131
PLAINS EXPL& PRODTN CO         COM              726505100     2504    91520 SH       SOLE                    91520
PRECISION DRILLING TR          TR UNIT          740215108     1099   225235 SH       SOLE                   225235
RANGE RES CORP                 COM              75281A109      308     7434 SH       SOLE                     7434
REX ENERGY CORPORATION         COM              761565100      241    42223 SH       SOLE                    42223
ROYALE ENERGY INC              COM NEW          78074G200       43    18001 SH       SOLE                    18001
SANDRIDGE ENERGY INC           COM              80007P307      541    63500 SH       SOLE                    63500
SOUTHWESTERN ENERGY CO         COM              845467109     2004    51587 SH       SOLE                    51587
SUPERIOR ENERGY SVCS INC       COM              868157108     1620    93800 SH       SOLE                    93800
SUPERIOR WELL SVCS INC         COM              86837X105      433    72707 SH       SOLE                    72707
TETON ENERGY CORP              COM              881628101       28    91668 SH       SOLE                    91668
TRANSOCEAN LTD                 REG SHS          H8817H100     2686    36159 SH       SOLE                    36159
XTO ENERGY INC                 COM              98385X106     5714   149819 SH       SOLE                   149819